Royalties - Summary of Royalties (Detail)	12 Months Ended
	Dec. 31, 2023 USD ($) Times	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of information about royalty arrangements [line items]
Total royalties	$ (116,400,000)	$ (110,400,000)	$ (112,400,000)
Range 1 | Gold royalty
Disclosure of information about royalty arrangements [line items]
Royalty rate	3.00%
Range 2 | Gold royalty
Disclosure of information about royalty arrangements [line items]
Royalty rate	3.50%
Range 3 | Gold royalty
Disclosure of information about royalty arrangements [line items]
Royalty rate	4.10%
Range 4 | Gold royalty
Disclosure of information about royalty arrangements [line items]
Royalty rate	5.00%
Top of range | Range 1
Disclosure of information about royalty arrangements [line items]
Average gold price	$ 1,299.99
Top of range | Range 2
Disclosure of information about royalty arrangements [line items]
Average gold price	1,449.99
Top of range | Range 3
Disclosure of information about royalty arrangements [line items]
Average gold price	2,299.99
Bottom of range | Range 1
Disclosure of information about royalty arrangements [line items]
Average gold price	0
Bottom of range | Range 2
Disclosure of information about royalty arrangements [line items]
Average gold price	1,300
Bottom of range | Range 3
Disclosure of information about royalty arrangements [line items]
Average gold price	1,450
Bottom of range | Range 4
Disclosure of information about royalty arrangements [line items]
Average gold price	2,300
South Africa
Disclosure of information about royalty arrangements [line items]
Total royalties	$ (3,100,000)	$ (2,900,000)	$ (2,600,000)
Royalty rates	0.50%	0.50%	0.50%
Gold refining percentage	99.50%
Number of times gross revenue | Times	12.5
Additional royalties percentage	0.50%
South Africa | Top of range
Disclosure of information about royalty arrangements [line items]
Royalty rate	5.00%
Peru
Disclosure of information about royalty arrangements [line items]
Total royalties	$ (7,000,000.0)	$ (5,900,000)	$ (8,000,000.0)
Royalty rates	4.10%	4.20%	4.40%
Peru | Top of range
Disclosure of information about royalty arrangements [line items]
Royalty rate	12.00%
Peru | Bottom of range
Disclosure of information about royalty arrangements [line items]
Royalty rate	1.00%
Ghana
Disclosure of information about royalty arrangements [line items]
Total royalties	$ (54,600,000)	$ (54,800,000)	$ (55,800,000)
Royalty rates	4.10%	4.10%	4.10%
Australia
Disclosure of information about royalty arrangements [line items]
Total royalties	$ (51,700,000)	$ (46,800,000)	$ (46,000,000.0)
Royalty rates	2.50%	2.50%	2.50%